Share-Based Compensation - Additional Information (Detail)				1 Months Ended			12 Months Ended
	Mar. 11, 2021 CNY (¥)	Mar. 11, 2021 USD ($) $ / shares	Oct. 31, 2020 shares	May 31, 2021 shares	May 31, 2018 shares	Feb. 28, 2018 shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	May 01, 2021 $ / shares	Mar. 22, 2021 $ / shares	Oct. 15, 2020 $ / shares	Feb. 15, 2019 $ / shares	May 25, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares			8,353,658	8,454,422		5,569,105
Exercise price for options														$ 1.2951		$ 1.7951	$ 1.7951	$ 1.7951
Total fair value of the vested share options							¥ 87,634,835	$ 13,751,819	¥ 78,754,828		¥ 82,265,991
Cash dividend per share		$ 0.50
Share based compensation cash dividend	¥ 955,400,000	$ 147,100,000
Total intrinsic value of options exercised during the years | $								5,400,000		$ 3,500,000		$ 0
Proceeds from exercise of share options							8,236,613	1,292,504	6,693,716
ESOP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of share options							¥ 8,236,613	$ 1,292,504	¥ 6,693,715		¥ 0
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of unexercised option															$ 1.7951
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of unexercised option															$ 1.2951
Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares					5,569,105
Options under the ESOP | shares																		27,845,526
Exercise price for options																		$ 1.7951
Vesting period of options granted							4 years	4 years
Vesting term							Options under the Company’s plan vest over a total period of 4 years from the grant date, pursuant which 50% of the options will vest upon the second anniversary of the grant date and 25% of the options will vest upon the third anniversary and fourth anniversary of the grant date, respectively.	Options under the Company’s plan vest over a total period of 4 years from the grant date, pursuant which 50% of the options will vest upon the second anniversary of the grant date and 25% of the options will vest upon the third anniversary and fourth anniversary of the grant date, respectively.
Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested options							¥ 3,184,010						$ 499,641
Expense is expected to recognized over weighted-average period							4 months 24 days	4 months 24 days
Expense is expected to recognized over weighted-average remaining contractual period							6 years 4 months 24 days	6 years 4 months 24 days
Share-based Compensation Award, Tranche One [Member] | Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage							50.00%	50.00%
Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested options							¥ 6,520,703						1,023,241
Expense is expected to recognized over weighted-average period							1 year	1 year
Expense is expected to recognized over weighted-average remaining contractual period							7 years 1 month 17 days	7 years 1 month 17 days
Share-based Compensation Award, Tranche Two [Member] | Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage							25.00%	25.00%
Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested options							¥ 37,324,385						5,857,010
Expense is expected to recognized over weighted-average period							1 year 9 months	1 year 9 months
Expense is expected to recognized over weighted-average remaining contractual period							8 years 9 months 14 days	8 years 9 months 14 days
Share-based Compensation Award, Tranche Three [Member] | Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights percentage							25.00%	25.00%
Share Based Compensation Award Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to unvested options							¥ 79,987,684						$ 12,551,813
Expense is expected to recognized over weighted-average period							2 years 1 month 28 days	2 years 1 month 28 days
Expense is expected to recognized over weighted-average remaining contractual period							9 years 4 months 2 days	9 years 4 months 2 days